Capital and funding - Summary of Treasury Shares Movements (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity and liabilities [abstract]
Treasury shares at beginning of period		€ (4,809)	€ (3,406)
Repurchase of shares	[1]	(1,507)	(1,509)	€ (3,018)
Cancellation of PLC shares		5,282	0	0
Other purchases and utilisations		75	106
Treasury shares at end of period		€ (959)	€ (4,809)	€ (3,406)

[1]	Repurchase of shares reflects the cost of acquiring ordinary shares as part of the share buyback programme announced on 29 April 2021 and 10 February 2022.